Summary of Significant Accounting Policies: Accounts Receivable and Allowance for Doubtful Accounts (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts - Trade accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. We determine the allowance for doubtful accounts by identifying potential troubled accounts and by using historical experience and future expectations applied to an aging of accounts. Trade accounts receivable are written off when deemed uncollectible. Recoveries of trade accounts receivable previously written off are recorded as income when received. There no allowance for doubtful accounts at December 31, 2016 or 2015.